PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT

NOTE 6 - PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	2014	2013

Land and buildings	$20,235,827	$19,937,331
Furniture and equipment	16,790,975	16,056,371
	37,026,802	35,993,702

Less accumulated depreciation	(20,547,247)	(19,284,740)

	$16,479,555	$16,708,962

Depreciation expense was $1,285,433, $1,195,641 and $1,278,740 in 2014, 2013, and 2012.

Certain premises, not included in premises and equipment above, are leased under operating leases.  Minimum rental payments are as follows:

2015	$167,738
2016	167,738
2017	143,428
2018	145,580
2019	147,397
Thereafter	507,542
$1,279,423